Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 658,000	$ 1,051,000
Accumulated amortization	5,000,000	4,600,000
Finite-Lived Intangible Assets, Gross	5,700,000	5,700,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 658,000	1,051,000
Useful life	10 years
Amortization of intangible assets	$ 400,000	400,000	$ 500,000
2021	400,000
2022	300,000
Accumulated amortization	$ 5,000,000	$ 4,600,000